Revenue from contracts with customers - Revenue streams (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	$ 147,823	$ 160,933	$ 150,677
BPPR
Revenue From Contract With Customer Excluding Assessed Tax	342,733	366,599	333,007
BPPR | Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	136,703	146,384	137,062
BPPR | Debit card fees
Revenue From Contract With Customer Excluding Assessed Tax	38,685	46,066	45,139
BPPR | Insurance fees, excluding reinsurance
Revenue From Contract With Customer Excluding Assessed Tax	35,799	42,995	33,951
BPPR | Credit card fees excluding late fees and membership fees
Revenue From Contract With Customer Excluding Assessed Tax	88,091	86,884	74,609
BPPR | Sale and administration of investment products
Revenue From Contract With Customer Excluding Assessed Tax	21,755	23,072	21,895
BPPR | Trust fees
Revenue From Contract With Customer Excluding Assessed Tax	21,700	21,198	20,351
Popular U.S.
Revenue From Contract With Customer Excluding Assessed Tax	15,402	20,294	19,238
Popular U.S. | Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	11,120	14,549	13,615
Popular U.S. | Debit card fees
Revenue From Contract With Customer Excluding Assessed Tax	967	1,076	1,035
Popular U.S. | Insurance fees, excluding reinsurance
Revenue From Contract With Customer Excluding Assessed Tax	2,484	3,803	3,667
Popular U.S. | Credit card fees excluding late fees and membership fees
Revenue From Contract With Customer Excluding Assessed Tax	831	866	921
Popular U.S. | Sale and administration of investment products
Revenue From Contract With Customer Excluding Assessed Tax	0	0	0
Popular U.S. | Trust fees
Revenue From Contract With Customer Excluding Assessed Tax	$ 0	$ 0	$ 0